Post-Employment Benefits (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of defined benefit plans [line items]
Details of Net Defined Benefit Liabilities, Changes in Present Value of Defined Benefit Obligations and Changes in Fair Value of Plan Assets
i)
Details of net defined benefit liabilities (defined benefit assets) recognized as of December 31, 2024 and 2025 are as follows:

(In millions of won)	December 31, 2024		December 31, 2025
Present value of defined benefit obligations	~~W~~	1,444,252	1,276,310
Fair value of plan assets		(1,603,911)	(1,473,736)
Total	~~W~~	(159,659)	(197,426)
Defined benefit liabilities, net	~~W~~	1,093	1,109
Defined benefit assets, net	~~W~~	(160,752)	(198,535)

Details of Plan Assets	iv) Details of plan assets as of December 31, 2024 and 2025 are as follows:

(In millions of won)	December 31, 2024		December 31, 2025
Time deposits in banks	~~W~~	1,603,911	1,473,736

Expenses Recognized in Profit or Loss and Line Items Included in Consolidated Statements of Comprehensive Income
v)
Details of expenses related to defined benefit plans recognized in profit or loss for the years ended December 31, 2023, 2024 and 2025 are as follows:

(In millions of won)	2023		2024	2025
Current service cost	~~W~~	173,879	148,868	146,650
Net interest cost		(23,942)	(18,854)	(5,450)
Total(*)	~~W~~	149,937	130,014	141,200

(*) The total cost related to the defined benefit plans includes capitalized amounts of ~~W~~10,885 million (2023: ~~W~~15,085 million, 2024: ~~W~~9,885 million).

Details of expenses are recognized in the consolidated statements of comprehensive income (loss) as follows:

(In millions of won)	2023		2024	2025
Cost of sales	~~W~~	99,141	89,052	94,756
Selling expenses		7,138	6,201	6,988
Administrative expenses		16,865	14,271	15,624
Research and development expenses		11,708	10,605	12,947
Total(*)	~~W~~	134,852	120,129	130,315

(*) The total cost recognized in the consolidated statements of comprehensive income (loss) related to the defined benefit plan excludes capitalized amounts of ~~W~~10,885 million (2023: ~~W~~15,085 million, 2024: ~~W~~9,885 million).

Details of Remeasurements of Net Defined Benefit Liabilities (Assets) Included in Other Comprehensive Income (Loss)
vi)
Details of remeasurements of net defined benefit liabilities (assets) included in other comprehensive income (loss) for the years ended December 31, 2023, 2024 and 2025 are as follows:

(In millions of won)	2023		2024	2025
Balance at January 1	~~W~~	(2,900)	47,087	(84,833)
Remeasurements
Actuarial profit or loss arising from:
Experience adjustment		66,461	(21,525)	(5,600)
Demographic assumptions		(85)	7,487	(12,692)
Financial assumptions		(871)	(128,384)	100,363
Return on plan assets		(870)	(11,781)	(894)
Group’s share of associates regarding remeasurements		170	(85)	—
Subtotal	~~W~~	64,805	(154,288)	81,177
Income tax	~~W~~	(14,818)	22,368	(7,065)
Balance at December 31	~~W~~	47,087	(84,833)	(10,721)

Details of Principal Actuarial Assumptions
vii)
Details of principal actuarial assumptions as of December 31, 2024 and 2025 are as follows:

	December 31, 2024	December 31, 2025
Expected rate of salary increase	4.0%	4.0%
Discount rate for defined benefit obligations(*)	3.9%	4.7%

(*) For the year ended December 31, 2025, the Group changed the methodology used to estimate the discount rate applied to measure the defined benefit obligation. The Group determined that this methodology results in a more reasonable estimate of the assumption. As a result of this change in accounting estimate, the defined benefit obligation decreased by ~~W~~83,842 million, and retained earnings increased by ~~W~~76,545 million.

Amounts of Defined Benefit Obligations Affected by Reasonably Possible Changes to Respective Relevant Actuarial Assumptions
viii)
Reasonably possible changes to respective relevant actuarial assumptions would have affected the defined benefit obligations by the following amounts as of December 31, 2025:

	Defined benefit obligations
(In millions of won)	1% increase		1% decrease
Discount rate for defined benefit obligations	~~W~~	(88,618)	100,158
Expected rate of salary increase		104,279	(93,567)

Defined benefit obligations [member]
Disclosure of defined benefit plans [line items]
Details of Net Defined Benefit Liabilities, Changes in Present Value of Defined Benefit Obligations and Changes in Fair Value of Plan Assets
ii)
Changes in the present value of the defined benefit obligations for the years ended December 31, 2024 and 2025 are as follows:

(In millions of won)	2024		2025
Defined benefit obligations at January 1	~~W~~	1,491,146	1,444,252
Current service cost		148,868	146,650
Interest cost		67,426	55,318
Remeasurements (before tax)		142,422	(82,071)
Benefit payments		(399,549)	(284,794)
Net transfers from (to) related parties		(5,975)	(3,036)
Others		(86)	(9)
Defined benefit obligations at December 31	~~W~~	1,444,252	1,276,310

Fair value of plan assets [member]
Disclosure of defined benefit plans [line items]
Details of Net Defined Benefit Liabilities, Changes in Present Value of Defined Benefit Obligations and Changes in Fair Value of Plan Assets
iii)
Changes in fair value of plan assets for the years ended December 31, 2024 and 2025 are as follows:

(In millions of won)	2024		2025
Fair value of plan assets at January 1	~~W~~	1,897,025	1,603,911
Interest income		86,280	60,768
Remeasurements (before tax)		(11,781)	(894)
Contributions by employer directly to plan assets		1,499	98,705
Benefit payments		(369,112)	(288,754)
Fair value of plan assets at December 31	~~W~~	1,603,911	1,473,736